UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05019

Nicholas-Applegate Fund, Inc.

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 12/31/2008

Date of reporting period: 6/30/2008

Item 1 – Reports to Stockholders

JUNE 30, 2008	SEMIANNUAL REPORT

Nicholas-Applegate® Growth Equity Fund

FUND TYPE

Stock

OBJECTIVE

Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of June 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

August 15, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Sincerely,

Robert F. Gunia, President

Nicholas-Applegate Fund, Inc.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Nicholas-Applegate® Growth Equity Fund is capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.93%; Class B, 2.63%; Class C, 2.63%; Class Z, 1.63%. Net operating expenses apply to: Class A, 1.63%; Class B, 2.38%; Class C, 2.38%; Class Z, 1.38%, after contractual reduction through 4/30/2009.

Cumulative Total Returns as of 6/30/08
	Six Months	One Year	Five Years	Ten Years
Class A	–4.33%	–7.69%	70.62%	22.76%
Class B	–4.79	–8.45	63.87	13.33
Class C	–4.79	–8.45	63.87	13.33
Class Z	–4.25	–7.50	72.45	25.89
Russell Midcap® Growth Index[1]	–6.81	–6.42	78.77	73.10
S&P MidCap 400 Index[2]	–3.90	–7.34	81.07	155.64
Lipper Mid-Cap Growth Funds Avg.[3]	–8.53	–5.69	71.66	78.33

Average Annual Total Returns[4] as of 6/30/08
		One Year	Five Years	Ten Years
Class A		–12.76%	10.03%	1.50%
Class B		–13.03	10.25	1.26
Class C		–9.37	10.38	1.26
Class Z		–7.50	11.51	2.33
Russell Midcap® Growth Index[1]		–6.42	12.32	5.64
S&P MidCap 400 Index[2]		–7.34	12.61	9.84
Lipper Mid-Cap Growth Funds Avg.[3]		–5.69	11.23	5.41

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent

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deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1The Russell Midcap® Growth Index measures the performance of those companies among the 800 smallest companies in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

2The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) comprises 400 domestic stocks chosen for market size, liquidity, and industry group representation, and gives an indication of how mid-cap stock prices have performed.

3The Lipper Mid-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Mid-Cap Growth Funds category. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

4The average annual total returns do take into account applicable sales charges. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Investors cannot invest directly in an index. The returns for the Russell Midcap® Growth Index and the S&P MidCap 400 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 6/30/08
National-Oilwell Varco, Inc., Oil & Gas Equipment & Services	2.4%
Noble Corp., Oil & Gas Drilling	2.3
Cummins, Inc., Diversified Machinery	2.1
Unit Corp., Oil & Gas Exploration/Production	2.1
Patriot Coal Corp., Coal	2.1

Holdings are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 6/30/08
Oil & Gas Exploration/Production	6.5%
Oil & Gas Drilling	6.2
Pharmaceuticals	5.8
Chemicals	5.4
Oil & Gas Equipment & Services	5.1

Industry weightings are subject to change.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on January 1, 2008, at the beginning of the period, and held through the six-month period ended June 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Nicholas-Applegate Fund, Inc./ Nicholas-Applegate Growth Equity Fund		Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$956.70	1.63%	$7.93
	Hypothetical	$1,000.00	$1,016.76	1.63%	$8.17

Class B	Actual	$1,000.00	$952.10	2.38%	$11.55
	Hypothetical	$1,000.00	$1,013.03	2.38%	$11.91

Class C	Actual	$1,000.00	$952.10	2.38%	$11.55
	Hypothetical	$1,000.00	$1,013.03	2.38%	$11.91

Class Z	Actual	$1,000.00	$957.50	1.38%	$6.72
	Hypothetical	$1,000.00	$1,018.00	1.38%	$6.92

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended June 30, 2008, and divided by the 366 days in the Fund’s fiscal year ending December 31, 2008 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	5

Portfolio of Investments

as of June 30, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS
BASIC MATERIALS 9.7%

Chemicals 5.4%
15,800	Airgas, Inc.	$922,562
18,900	Celanese Corp. (Class A Stock)	862,974
29,200	Lubrizol Corp. (The)	1,352,836
26,200	Sigma-Aldrich Corp.	1,411,132
22,100	Terra Industries, Inc.	1,090,635

		5,640,139

Clothing & Apparel 0.9%
35,300	Hanesbrands, Inc.(a)	958,042

Metal Fabricate 1.3%
13,900	Precision Castparts Corp.	1,339,543

Metals & Mining 2.1%
28,100	Reliance Steel & Aluminum Co.	2,166,229
COMMUNICATIONS 4.8%

Internet Software & Services 0.9%
13,000	Sohu.com Inc. (China)(a)	915,720

Software 1.5%
83,600	Symantec Corp.(a)	1,617,660

Telecommunications 2.4%
37,200	Ciena Corp.(a)	861,924
73,800	Juniper Networks, Inc.(a)	1,636,884

		2,498,808
CONSUMER CYCLICAL 7.6%

Apparel 0.6%
10,300	NIKE, Inc. (Class B Stock)	613,983

Automotive Parts 0.8%
17,600	Autoliv, Inc. (Sweden)	820,512

Auto Parts and Equipment 0.5%
31,500	Goodyear Tire & Rubber Co. (The)(a)	561,645

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	7

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
CONSUMER CYCLICAL (Continued)

Distribution/Wholesale 1.2%
31,300	Genuine Parts Co.	$1,241,984

Home Builders 2.1%
86,300	Centex Corp.	1,153,831
101,600	Pulte Homes, Inc.	978,408

		2,132,239

Retail & Merchandising 1.6%
15,400	Dollar Tree, Inc.(a)	503,426
11,700	GameStop Corp. (Class A Stock)(a)	472,680
34,500	Macy’s, Inc.	669,990

		1,646,096

Toys 0.8%
24,000	Hasbro, Inc.	857,280
CONSUMER NON-CYCLICAL 13.1%

Biotechnology 0.6%
17,200	Vertex Pharmaceuticals, Inc.(a)	575,684

Commercial Services 2.3%
32,800	Alliance Data Systems Corp.(a)	1,854,840
12,500	Pharmaceutical Product Development, Inc.	536,250

		2,391,090

Food 0.6%
21,900	SYSCO Corp.	602,469

Healthcare Equipment & Supplies 1.3%
29,900	Hill-Rom Holdings, Inc.	806,702
14,400	St. Jude Medical, Inc.(a)	588,672

		1,395,374

Household Products/Wares 1.9%
20,700	Church & Dwight Co., Inc.	1,166,445
3,000	Intuitive Surgical, Inc.(a)	808,200

		1,974,645

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
CONSUMER NON-CYCLICAL (Continued)

Other Commercial/Industrial Services 0.6%
43,050	Rollins, Inc.	$638,001

Pharmaceuticals 5.8%
41,300	Forest Laboratories, Inc.(a)	1,434,762
34,400	Herbalife Ltd. (Cayman Islands)	1,333,000
46,200	Sepracor, Inc.(a)	920,304
61,332	Warner Chilcott Ltd. (Class A Stock) (Bermuda)(a)	1,039,577
49,000	Watson Pharmaceuticals, Inc.(a)	1,331,330

		6,058,973
CONSUMER NON-DURABLE 1.0%

Pharmacy Services 1.0%
15,900	Express Scripts, Inc.(a)	997,248
ENERGY 23.9%

Coal 3.8%
14,200	Patriot Coal Corp.(a)	2,176,718
16,700	Walter Industries, Inc.	1,816,459

		3,993,177

Energy - Alternate Sources 1.3%
5,100	First Solar, Inc.(a)	1,391,382

Oil & Gas Drilling 6.2%
8,400	Atwood Oceanics, Inc.(a)	1,044,456
13,000	Diamond Offshore Drilling, Inc.	1,808,820
14,800	ENSCO International, Inc.	1,194,952
36,400	Noble Corp.	2,364,544

		6,412,772

Oil & Gas Equipment & Services 5.1%
41,700	Dresser-Rand Group, Inc.(a)	1,630,470
28,300	National-Oilwell Varco, Inc.(a)	2,510,776
20,100	Superior Energy Services, Inc.(a)	1,108,314

		5,249,560

Oil & Gas Exploration/Production 6.5%
29,500	CNX Gas Corp.(a)	1,240,180

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	9

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
ENERGY (Continued)

Oil & Gas Exploration/Production (cont’d.)
18,300	Continental Resources, Inc.(a)	$1,268,556
20,900	Noble Energy, Inc.	2,101,704
26,300	Unit Corp.(a)	2,182,111

		6,792,551

Pipelines 1.0%
25,500	Williams Cos., Inc.	1,027,905
FINANCIAL SERVICES 4.2%

Diversified Financial Services 0.4%
3,900	IntercontinentalExchange, Inc.(a)	444,600

Financial/Business Services 1.7%
19,900	Dun & Bradstreet Corp. (The)	1,744,036

Insurance 1.0%
43,575	W.R. Berkley Corp.	1,052,772

Real Estate Investment Trusts 1.1%
20,100	ProLogis	1,092,435
INDUSTRIALS 20.1%

Building Materials 0.8%
27,700	USG Corp.(a)	819,089

Containers & Packaging 1.2%
25,500	Ball Corp.	1,217,370

Diversified Machinery 3.4%
34,100	Cummins, Inc.	2,234,232
35,100	Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	1,313,793

		3,548,025

Diversified Manufacturing 2.7%
35,900	Dover Corp.	1,736,483
19,100	Teleflex, Inc.	1,061,769

		2,798,252

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
INDUSTRIALS (Continued)

Electronics 1.9%
31,600	Avnet, Inc.(a)	$862,048
11,200	Mettler-Toledo International, Inc.(a)	1,062,432

		1,924,480

Engineering/Construction 2.7%
31,900	Shaw Group, Inc. (The)(a)	1,971,101
20,300	URS Corp.(a)	851,991

		2,823,092

Environmental Control 2.7%
38,300	Republic Services, Inc.	1,137,510
45,400	Waste Management, Inc.	1,712,034

		2,849,544

Hand/Machine Tools 1.1%
22,700	Snap-On, Inc.	1,180,627

Machinery 1.0%
32,700	Kennametal, Inc.	1,064,385

Paper & Forest Products 1.4%
35,800	Owens Illinois, Inc.(a)	1,492,502

Transportation 1.2%
19,500	CSX Corp.	1,224,795
TECHNOLOGY 10.0%

Computer Hardware 0.9%
45,200	NetApp, Inc.(a)	979,032

Computers & Peripherals 1.1%
44,100	NCR Corp.(a)	1,111,320

Electronic Components 2.7%
23,700	Hubbell, Inc. (Class B Stock)	944,919
20,100	L-3 Communications Holdings, Inc.	1,826,487

		2,771,406

Entertainment Software 0.5%
11,500	Electronic Arts, Inc.(a)	510,945

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	11

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)
TECHNOLOGY (Continued)

Semiconductors 3.3%
18,900	Analog Devices, Inc.	$600,453
14,100	MEMC Electronic Materials, Inc.(a)	867,714
20,450	NVIDIA Corp.(a)	382,824
59,500	Teradyne, Inc.(a)	658,665
35,300	Xilinx, Inc.	891,325

		3,400,981

Software 1.5%
69,200	Compuware Corp.(a)	660,168
3,600	MasterCard, Inc. (Class A Stock)	955,872

		1,616,040
UTILITIES 4.3%

Electric 2.8%
89,700	AES Corp. (The)(a)	1,723,137
61,800	Xcel Energy, Inc.	1,240,326

		2,963,463

Multi-Utilities & Unregulated Power 1.5%
41,200	SCANA Corp.	1,524,400

	TOTAL INVESTMENTS 98.7% (cost $96,997,184; Note 5)	102,664,302
	Other assets in excess of liabilities 1.3%	1,335,861

	NET ASSETS 100%	$104,000,163

(a)	Non-income producing security.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of June 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$102,664,302	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$102,664,302	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and June 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of June 30, 2008 was as follows:

Oil & Gas Exploration/Production	6.5%
Oil & Gas Drilling	6.2
Pharmaceuticals	5.8
Chemicals	5.4
Oil & Gas Equipment & Services	5.1
Coal	3.8
Diversified Machinery	3.4
Semiconductors	3.3
Software	3.0
Electric	2.8
Environmental Control	2.7
Engineering/Construction	2.7
Diversified Manufacturing	2.7
Electronic Components	2.7
Telecommunications	2.4
Commercial Services	2.3
Metals & Mining	2.1
Home Builders	2.1
Household Products/Wares	1.9
Electronics	1.9
Financial/Business Services	1.7
Retail & Merchandising	1.6
Multi-Utilities & Unregulated Power	1.5
Paper & Forest Products	1.4

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	13

Portfolio of Investments

as of June 30, 2008 (Unaudited) continued

Industry (cont’d.)
Healthcare Equipment & Supplies	1.3%
Energy - Alternate Sources	1.3
Metal Fabricate	1.3
Distribution/Wholesale	1.2
Transportation	1.2
Containers & Packaging	1.2
Hand/Machine Tools	1.1
Computers & Peripherals	1.1
Real Estate Investment Trusts	1.1
Machinery	1.0
Insurance	1.0
Pipelines	1.0
Pharmacy Services	1.0
Computer Hardware	0.9
Clothing & Apparel	0.9
Internet Software & Services	0.9
Toys	0.8
Automotive Parts	0.8
Building Materials	0.8
Other Commercial/Industrial Services	0.6
Apparel	0.6
Food	0.6
Biotechnology	0.6
Auto Parts and Equipment	0.5
Entertainment Software	0.5
Diversified Financial Services	0.4

98.7
Other assets in excess of liabilities	1.3

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

JUNE 30, 2008	SEMIANNUAL REPORT

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund

Statement of Assets and Liabilities

June 30, 2008 (Unaudited)

Assets
Investments, at value (cost $96,997,184)	$102,664,302
Cash	1,716,352
Dividends receivable	74,261
Receivable for Fund shares sold	52,001
Prepaid expenses	12,583

Total assets	104,519,499

Liabilities
Accrued expenses and other liabilities	267,610
Payable for Fund shares reacquired	120,769
Management fee payable	62,445
Affiliated transfer agent fee payable	38,478
Distribution fee payable	30,034

Total liabilities	519,336

Net Assets	$104,000,163

Net assets were comprised of:
Common stock, at par	$86,732
Paid-in capital, in excess of par	299,533,900

299,620,632
Accumulated net investment loss	(458,725)
Accumulated net realized loss on investment transactions	(200,828,862)
Net unrealized appreciation on investments	5,667,118

Net assets, June 30, 2008	$104,000,163

See Notes to Financial Statements.

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Class A
Net Asset Value and redemption price per share ($88,632,838 ÷ 7,167,766 shares of common stock issued and outstanding)	$12.37
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.09

Class B
Net Asset Value, offering price and redemption price per share ($10,069,074 ÷ 1,032,197 shares of common stock issued and outstanding)	$9.75

Class C
Net Asset Value, offering price and redemption price per share ($2,452,518 ÷ 251,434 shares of common stock issued and outstanding)	$9.75

Class Z
Net Asset Value, offering price and redemption price per share ($2,845,733 ÷ 221,789 shares of common stock issued and outstanding)	$12.83

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	17

Statement of Operations

Six Months Ended June 30, 2008 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income	$438,469
Unaffiliated interest income	9,318

Total income	447,787

Expenses
Management fee	368,567
Distribution fee—Class A	110,427
Distribution fee—Class B	56,970
Distribution fee—Class C	12,604
Transfer agent’s fees and expenses (including affiliated expenses of $103,000)	181,000
Legal fees and expenses	39,000
Directors’ fees	37,000
Custodian’s fees and expenses	26,000
Registration fees	21,000
Reports to shareholders	17,000
Audit fees and expenses	16,000
Insurance	15,000
Miscellaneous	5,944

Total expenses	906,512

Net investment loss	(458,725)

Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(1,306,998)
Net change in unrealized appreciation (depreciation) on investments	(3,572,626)

Net loss on investments	(4,879,624)

Net Decrease In Net Assets Resulting From Operations	$(5,338,349)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended June 30, 2008	Year Ended December 31, 2007
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(458,725)	$(996,840)
Net realized gain (loss) on investment transactions	(1,306,998)	15,947,553
Net change in unrealized appreciation (depreciation) on investments	(3,572,626)	(5,611,362)

Net increase (decrease) in net assets resulting from operations	(5,338,349)	9,339,351

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares subscribed	1,432,956	7,886,269
Cost of shares reacquired	(8,452,766)	(26,417,689)

Net decrease in net assets from Fund share transactions	(7,019,810)	(18,531,420)

Total decrease	(12,358,159)	(9,192,069)

Net Assets
Beginning of period	116,358,322	125,550,391

End of period	$104,000,163	$116,358,322

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	19

Notes to Financial Statements

(Unaudited)

Nicholas-Applegate Growth Equity Fund (the “Fund”) is currently the only series of Nicholas-Applegate Fund, Inc. (the “Company”). The Fund is an open-end, diversified, management investment company. The Fund’s investment objective is capital appreciation. It seeks to achieve this objective by investing primarily in common stocks of U.S. companies, the earnings and securities prices of which the investment adviser expects to grow at a rate above that of the S&P 500. The Fund intends to invest primarily in stocks from a universe of U.S. companies with market capitalizations corresponding to the Russell Midcap Growth Index at time of purchase. Capitalization of companies in the Index will change with market conditions.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked price, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI”), in consultation with the subadviser(s) to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Company’s Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or others reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a

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security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of June 30, 2008, there were no securities valued in accordance with such procedures.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management. Net investment income (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and capital gains, if any, to shareholders. Therefore, no tax provision is required.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	21

Notes to Financial Statements

(Unaudited) continued

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI” or “Manager”). Pursuant to the management agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Nicholas-Applegate Capital Management (“NACM” or “Subadviser”); NACM furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of the Subadviser, the compensation of certain officers of the Company, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management agreement provides for a fee to be paid to PI payable monthly at an annual rate of up to .95% of 1% of the Fund’s average daily net assets and PI paid NACM, as compensation for its services pursuant to the subadvisory agreement, a fee at the rate of .75% of 1% of the average daily net assets of the Fund. Effective May 1, 2006 through April 30, 2009, PI and NACM agreed to a contractual waiver to reduce the management fee paid to PI to .70 of 1% of average daily net assets and the subadvisory rate paid by PI to NACM to .50 of 1% of average daily net assets. During the six months ended June 30, 2008, PI earned $368,567 in management fees of which it paid $263,262 to NACM under the foregoing agreements. The effective management fee rate was 0.70% for the six months ended June 30, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of the daily net assets of the Class A shares.

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Such expenses under the Plans were .25 of 1% of average daily net assets of the Class A shares and 1.00% of the average daily net assets of both the Class B and Class C shares, respectively, for the six months ended June 30, 2008.

PIMS has advised the Fund that it has received approximately $11,300 in front-end sales charges resulting from sales of Class A shares during the six months ended June 30, 2008. From these fees, PIMS paid a substantial part of such sales charges to an affiliated broker-dealer, which in turn paid commission to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended June 30, 2008, it received approximately $30, $8,500 and $20 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and C shareholders, respectively.

PI and PIMS are indirect wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. For the six months ended June 30, 2008, the Fund incurred approximately $31,300 in total networking fees of which $21,700 was paid to First Clearing, an affiliate of PI. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

For the six months ended June 30, 2008, Wachovia Securities, LLC, an affiliate of PI, earned approximately $800 in brokerage commissions from a portfolio transaction executed on behalf of the Fund.

Note 4. Portfolio Securities

Purchases and sales of investment securities of the Fund other than short-term investments for the six months ended June 30, 2008 were $60,805,941 and $68,757,915, respectively.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	23

Notes to Financial Statements

(Unaudited) continued

Note 5. Tax Information

As of December 31, 2007, the capital loss carryforward for tax purposes was approximately $199,514,000 of which $123,948,000 expires in 2009 and $75,566,000 expires in 2010. During the fiscal year ended December 31, 2007, the Fund utilized approximately $15,948,000 of its prior year capital loss carryforward. No capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation for federal income tax purposes as of June 30, 2008 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$97,078,359	$13,593,061	$8,007,118	$5,585,943

The differences between book and tax basis are primarily attributable to deferred losses on wash sales.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, however the CDSC is waived for purchases by certain retirement or benefit plans affiliated with Prudential. Class B and Class C are not subject to front-end sales charge but are subject to CDSC. Class B shares redeemed within six years of purchase are subject to CDSC. The CDSC for Class B shares decreases by 1% annually to 1% in the fifth and sixth years and 0% in

24	Visit our website at www.prudential.com

the seventh year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

The Fund has authorized 200 million shares of common stock at $.01 par value per share equally divided into four classes, designated Class A, Class B, Class C and Class Z shares.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended June 30, 2008:
Shares sold	79,587	$943,893
Shares reacquired	(536,693)	(6,512,830)

Net increase (decrease) in shares outstanding before conversion	(457,106)	(5,568,937)
Shares issued upon conversion from Class B	163,269	1,958,251

Net increase (decrease) in shares outstanding	(293,837)	$(3,610,686)

Year ended December 31, 2007:
Shares sold	354,955	$4,592,641
Shares reacquired	(1,599,193)	(20,805,273)

Net increase (decrease) in shares outstanding before conversion	(1,244,238)	(16,212,632)
Shares issued upon conversion from Class B	498,789	6,450,648

Net increase (decrease) in shares outstanding	(745,449)	$(9,761,984)

Class B
Six months ended June 30, 2008:
Shares sold	28,557	$275,212
Shares reacquired	(89,513)	(859,349)

Net increase (decrease) in shares outstanding before conversion	(60,956)	(584,137)
Shares reaquired upon conversion into Class A	(206,551)	(1,958,251)

Net increase (decrease) in shares outstanding	(267,507)	$(2,542,388)

Year ended December 31, 2007:
Shares sold	89,703	$926,874
Shares reacquired	(398,714)	(4,104,575)

Net increase (decrease) in shares outstanding before conversion	(309,011)	(3,177,701)
Shares reaquired upon conversion into Class A	(627,890)	(6,450,648)

Net increase (decrease) in shares outstanding	(936,901)	$(9,628,349)

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	25

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended June 30, 2008:
Shares sold	10,730	$102,673
Shares reacquired	(33,867)	(323,626)

Net increase (decrease) in shares outstanding	(23,137)	$(220,953)

Year ended December 31, 2007:
Shares sold	23,773	$247,176
Shares reacquired	(100,797)	(1,052,053)

Net increase (decrease) in shares outstanding	(77,024)	$(804,877)

Class Z
Six months ended June 30, 2008:
Shares sold	9,002	$111,178
Shares reacquired	(61,294)	(756,961)

Net increase (decrease) in shares outstanding	(52,292)	$(645,783)

Year ended December 31, 2007:
Shares sold	150,047	$2,119,578
Shares reacquired	(34,144)	(455,788)

Net increase (decrease) in shares outstanding	115,903	$1,663,790

Note 7. Borrowings

The Fund along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 26, 2007, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Fund pays a commitment fee of .06 of 1% of the unused portion of the renewed SCA. The expiration date of the SCA is October 24, 2008. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended June 30, 2008.

26	Visit our website at www.prudential.com

Note 8. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contigent features in derivative agreements. The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	27

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended June 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.94

Income from investment operations:
Net investment loss(d)	(.05)
Net realized and unrealized gain (loss) on investments transactions	(.52)

Total from investment operations	(.57)

Net asset value, end of period	$12.37

Total Return(a)	(4.40)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$88,633
Average net assets (000)	$88,827
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	1.63	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.38	%(e)
Net investment loss	(.78	)%(e)
Portfolio turnover	57	%(f)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(c)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 1.84% and (1.09%), respectively, for the year ended December 31, 2004 and 1.90% and (1.67%), respectively, for the year ended December 31, 2003.
(d)	Calculated based on weighted average shares outstanding during the period.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

28	Visit our website at www.prudential.com

Class A
Year Ended December 31,
2007	2006	2005	2004		2003

$12.03	$10.62	$9.53	$8.35		$6.71

(.08)	(.08)	(.11)	(.09)		(.12)
.99	1.49	1.20	1.27		1.76

.91	1.41	1.09	1.18		1.64

$12.94	$12.03	$10.62	$9.53		$8.35

7.56%	13.28%	11.44%	14.13%		24.44%

$96,551	$98,740	$103,528	$113,469		$118,846
$101,340	$100,811	$104,991	$112,356		$113,836

1.52%	1.58%	1.86%	1.77	%(c)	1.81	%(c)
1.27%	1.37%	1.65%	1.56	%(c)	1.60	%(c)
(.66)%	(.70)%	(.89)%	(1.02	)%(c)	(1.58	)%(c)
128%	108%	113%	206%		248%

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended June 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.25

Income from investment operations:
Net investment loss(c)	(.07)
Net realized and unrealized gain (loss) on investments transactions	(.43)

Total from investment operations	(.50)

Net asset value, end of period	$9.75

Total Return(a)	(4.88)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,069
Average net assets (000)	$11,457
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.38	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.38	%(d)
Net investment loss	(1.52	)%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 2.63% and (1.89%), respectively, for the year ended December 31, 2004 and 2.69% and (2.47%), respectively, for the year ended December 31, 2003.
(c)	Calculated based on weighted average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

30	Visit our website at www.prudential.com

Class B
Year Ended December 31,
2007	2006	2005	2004		2003

$9.60	$8.54	$7.72	$6.82		$5.53

(.14)	(.13)	(.17)	(.13)		(.14)
.79	1.19	.99	1.03		1.43

.65	1.06	.82	.90		1.29

$10.25	$9.60	$8.54	$7.72		$6.82

6.77%	12.41%	10.62%	13.20%		23.33%

$13,319	$21,469	$26,308	$31,691		$36,953
$18,513	$24,522	$28,229	$33,020		$38,686

2.27%	2.37%	2.65%	2.56	%(b)	2.60	%(b)
1.27%	1.37%	1.65%	1.56	%(b)	1.60	%(b)
(1.43)%	(1.49)%	(.90)%	(1.82	)%(b)	(2.38	)%(b)

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended June 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.25

Income from investment operations:
Net investment loss(c)	(.07)
Net realized and unrealized gain (loss) on investments transactions	(.43)

Total from investment operations	(.50)

Net asset value, end of period	$9.75

Total Return(a)	(4.88)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,452
Average net assets (000)	$2,535
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	2.38	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.38	%(d)
Net investment loss	(1.53	)%(d)

(a)	These total returns do not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 2.63% and (1.89%), respectively, for the year ended December 31, 2004 and 2.69% and (2.46%), respectively, for the year ended December 31, 2003.
(c)	Calculated based on weighted average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

32	Visit our website at www.prudential.com

Class C
Year Ended December 31,
2007	2006	2005	2004		2003

$9.60	$8.54	$7.72	$6.82		$5.53

(.14)	(.13)	(.18)	(.13)		(.14)
.79	1.19	1.00	1.03		1.43

.65	1.06	.82	.90		1.29

$10.25	$9.60	$8.54	$7.72		$6.82

6.77%	12.41%	10.62%	13.20%		23.33%

$2,813	$3,374	$4,021	$5,761		$6,765
$3,248	$3,648	$4,661	$6,089		$6,588

2.27%	2.37%	2.65%	2.56	%(b)	2.60	%(b)
1.27%	1.37%	1.65%	1.56	%(b)	1.60	%(b)
(1.42)%	(1.49)%	(.90)%	(1.82	)%(b)	(2.37	)%(b)

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	33

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended June 30, 2008
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.41

Income from investment operations:
Net investment loss(c)	(.03)
Net realized and unrealized gain (loss) on investments transactions	(.55)

Total from investment operations	(.58)

Net asset value, end of period	$12.83

Total Return(a)	(4.33)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$2,846
Average net assets (000)	$3,065
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.38	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.38	%(d)
Net investment loss	(.54	)%(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Net of management fee waiver. If the manager had not waived a portion of the management fee, the expense ratio including distribution and service (12b-1) fees and net investment loss ratio would have been 1.63% and (0.90%), respectively, for the year ended December 31, 2004 and 1.69% and (1.46%), respectively, for the year ended December 31, 2003.
(c)	Calculated based on weighted average shares outstanding during the period.
(d)	Annualized.

See Notes to Financial Statements.

34	Visit our website at www.prudential.com

Class Z
Year Ended December 31,
2007	2006	2005	2004		2003

$12.43	$10.95	$9.81	$8.58		$6.88

(.05)	(.06)	(.10)	(.07)		(.10)
1.03	1.54	1.24	1.30		1.80

.98	1.48	1.14	1.23		1.70

$13.41	$12.43	$10.95	$9.81		$8.58

7.88%	13.52%	11.62%	14.47%		24.56%

$3,675	$1,967	$2,740	$3,243		$4,326
$2,850	$2,416	$2,830	$3,532		$4,523

1.27%	1.37%	1.65%	1.56	%(b)	1.60	%(b)
1.27%	1.37%	1.65%	1.56	%(b)	1.60	%(b)
(.36)%	(.49)%	(.89)%	(.83	)%(b)	(1.37	)%(b)

See Notes to Financial Statements.

Nicholas-Applegate Fund, Inc./Nicholas-Applegate Growth Equity Fund	35

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available on the Fund’s website at www.prudential.com and on the Commission’s website at www.sec.gov.

DIRECTORS
Fred C. Applegate, Chairman • Dann V. Angeloff • Theodore J. Coburn • Robert F. Gunia • Randolph W. Westerfield

OFFICERS
Robert F. Gunia, President and Chief Executive Officer • Charles Field, Vice President and Chief Legal Officer • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Alma D. Mercado, Assistant Treasurer • Deborah A. Docs, Secretary • Andrew R. French, Assistant Secretary • Valerie M. Simpson, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Nicholas-Applegate Capital Management	600 West Broadway San Diego, CA 92101

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	8800 Tinicum Boulevard Philadelphia, PA 19153

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Vedder Price P.C.	222 North LaSalle Street Chicago, IL 60601

An investor should consider the investment objective, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Nicholas-Applegate® Growth Equity Fund
Share Class	A	B	C	Z
NASDAQ	NAPGX	NAGBX	PNACX	PNAZX
CUSIP	653698209	653698308	653698407	653698506

MF151E2    IFS-A153259    Ed. 08/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)

(1)    Code of Ethics – Not required, as this is not an annual filing.

(2)    Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)    Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nicholas-Applegate Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. Gunia
Robert F. Gunia
President and Principal Executive Officer

Date August 25, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 25, 2008

*	Print the name and title of each signing officer under his or her signature.